INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES

NOTE 4 – INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES

On June 9, 2014, we received 1,187,500 common shares and 3,000,000 warrants to purchase common shares of WeedMD RX Inc. (“WMD”), a private Canadian company in the cannabis industry, in exchange for future consulting services and use of our intellectual property. The shares represented a 4.29% equity investment in WMD at the time of the investment and we did not have significant influence over the investee. We recorded our investment in these non-marketable equity securities at estimated cost, based on our estimate of the fair value of the securities on the date of the transaction. The 3,000,000 WMD warrants expired unexercised in December 2014.

The WMD common shares were recorded at $0.50 per share, or $593,750 in total, taking into consideration WMD’s most recent sale of their common shares prior to the date of the transaction (CAD $0.50). In December 2015, we determined that WMD’s lack of operating activities during 2015 resulted in a significant adverse effect on our carrying value of these securities (an impairment indicator) and accordingly, we recorded an other-than-temporary impairment charge of $388,475 and included this amount in loss on investments in non-marketable securities in our consolidated statements of operations. The remaining balance, $205,275, or $0.17 per share, was determined based on the consideration we received in our subsequent sale of 1,100,000 WMD shares in March 2016, and this amount is classified as investment in non-marketable equity securities on our consolidated balance sheets.

On March 24, 2016, an unrelated third party agreed to assume all of our obligations, including accrued and unpaid interest, pursuant to the terms of a $175,000 note payable we owed to WeedMD, in consideration for the transfer by us of 1,100,000 shares of the common stock of WMD to the unrelated third party. WMD consented to the assumption of the loan by the unrelated third party, and released us from any further liability with respect to the loan.  After the exchange of the 1,100,000 shares of common stock of WMD to the unrelated third party, we own 87,500 shares of common stock of WMD, and reduced our investment in none-marketable equity securities to $15, 125. Because of the difficulty in validating a fair market value for our investment in WMD, we elected to write-off such carrying value as a charge to other income and expenses in our consolidated statements of operations in the amount of $15,125, in the year ended December 31, 2016.